Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2022	2021

Cost:
Computers and software	$613	$577
Laboratory equipment	7,933	6,247
Furniture and office equipment	173	167
Leasehold improvements	6,503	6,024

	15,222	13,015
Accumulated depreciation	(5,975)	(4,254)

Depreciated cost	$9,247	$8,761